Acquisitions - Summary of Business Acquisition Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Myx [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenue	$ 904,861	$ 893,253
Net loss	$ (164,765)	(52,823)
Ladder [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenue		865,757
Net loss		$ (29,272)